Employee Future Benefits - Disclosure of Net Defined Benefit Liability (Asset) (Details) - Unfunded Plan One [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Balances - Beginning of the period	$ 13,788	$ 13,205
Current service cost	24	49
Interest cost	75	241
Actuarial loss arising from changes in financial assumptions	30	1,040
Benefits paid	(215)	(483)
Impact of foreign exchange rate changes	(24)	(264)
Balances - End of the period	13,678	13,788
Amounts recognized in net income (loss)	(99)	(262)
Amounts recognized in other comprehensive loss	(6)	(810)
Pension Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Balances - Beginning of the period	13,705
Current service cost	23
Interest cost	75
Actuarial loss arising from changes in financial assumptions	30
Benefits paid	(214)
Impact of foreign exchange rate changes	(24)
Balances - End of the period	13,595	13,705
Amounts recognized in net income (loss)	(98)
Amounts recognized in other comprehensive loss	(6)
Other Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Balances - Beginning of the period	83
Current service cost	1
Interest cost
Actuarial loss arising from changes in financial assumptions
Benefits paid	(1)
Impact of foreign exchange rate changes
Balances - End of the period	83	$ 83
Amounts recognized in net income (loss)	(1)
Amounts recognized in other comprehensive loss